AXP(R)
                                                                       Federal
                                                                   Income Fund

                                                        2000 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) Clock

AXP Federal Income Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

A Comfortable Compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of AXP Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

CONTENTS

From the Chairman                                         3
From the Portfolio Manager                                3
Fund Facts                                                5
Financial Statements (Fund)                               6
Notes to Financial Statements (Fund)                      9
Financial Statements (Portfolio)                         16
Notes to Financial Statements
   (Portfolio)                                           19
Investments in Securities                                23

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

From the Portfolio Manager
Declining interest rates and a rally by mortgage-backed bonds laid the groundwork for a successful six months for AXP Federal Income Fund. During the first half of the fiscal year -- June through November 2000 -- the Fund's Class A shares generated a total return of 5.96% (excluding the sales charge).

After growing at very robust rate during the first several months of 2000, the economy began showing signs of slowing down about mid-year. That helped calm the nerves of bond investors, who were concerned that a red-hot economy might soon lead to higher inflation -- the bond market's eternal nemesis.

Also lending support to the market was the Federal Reserve's decision to leave short-term interest rates unchanged from June through November, a turnabout from the several rate increases the Fed implemented prior to the start of the fiscal year. (The Fed usually raises rates when it believes there is a risk of substantially higher inflation.) In fact, as the period progressed, some observers began predicting that the Fed might soon need to reduce rates to keep economic growth from grinding to a halt.

`MORTGAGES' MAKE THEIR MOVE
With inflation fears fading, buyers began moving more money into bonds, which in turn drove yields down and prices up in most sectors of the market. Attracting especially strong buying were high-quality mortgage-backed bonds sponsored by the federal agencies known as "Fannie Mae" (Federal National Mortgage
Association) and "Freddie Mac" (Federal Home Loan Mortgage Corporation). Consequently, they experienced particularly good price appreciation.

The trend worked to the advantage of the Fund, as nearly all of its assets were invested in such securities. This strategy was based on my belief that, heading into the fiscal year, mortgage-backed bonds offered very good value as well as a healthy level of interest income. I also continued a long-standing strategy of investing in futures, options, dollar rolls and forward contracts to enhance the Fund's total return.

As the second half of the fiscal year begins, it appears that the economy is maintaining a more moderate growth rate and that inflation remains under control. While a continuation of those conditions would be good for the bond market, I think most of the price appreciation is probably behind us. Therefore, I plan to keep the emphasis on mortgage-backed bonds, which continue to generate substantial income for the Fund.

James W. Snyder

Note to shareholders: In January 2001, Scott Kirby succeeded Jim Snyder as manager of AXP Federal Income Fund.

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                           $4.72
May 31, 2000                                                            $4.59
Increase                                                                $0.13

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                             $0.14
From capital gains                                                      $  --
Total distributions                                                     $0.14
Total return**                                                         +5.96%

Class B -- 6-month performance
(All figures per share) Net asset value (NAV)

Nov. 30, 2000                                                           $4.72
May 31, 2000                                                            $4.59
Increase                                                                $0.13

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                             $0.12
From capital gains                                                      $  --
Total distributions                                                     $0.12
Total return**                                                         +5.56%

Class C-- June 26, 2000* - Nov. 30, 2000
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                           $4.72
June 26, 2000*                                                          $4.63
Increase                                                                $0.09

Distributions-- June 26, 2000* - Nov. 30, 2000
From income                                                             $0.10
From capital gains                                                      $  --
Total distributions                                                     $0.10
Total return**                                                         +4.32%

Class Y -- 6-month performance
(All figures per share) Net asset value (NAV)

Nov. 30, 2000                                                           $4.72
May 31, 2000                                                            $4.59
Increase                                                                $0.13

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                             $0.14
From capital gains                                                      $  --
Total distributions                                                     $0.14
Total return**                                                         +6.05%

   * Inception date.
  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

Financial Statements

Statement of assets and liabilities
AXP Federal Income Fund, Inc.

Nov. 30, 2000 (Unaudited)

Assets
Investment in Government Income Portfolio (Note 1)
                                                                 $1,993,513,223
                                                                 --------------

Liabilities
Dividends payable to shareholders                                     2,685,601
Accrued distribution fee                                                 29,869
Accrued service fee                                                         387
Accrued transfer agency fee                                               6,137
Accrued administrative services fee                                       2,578
Other accrued expenses                                                  551,195
                                                                        -------
Total liabilities                                                     3,275,767
                                                                      ---------
Net assets applicable to outstanding capital stock               $1,990,237,456
                                                                 ==============

Represented by
Capital stock-- $.01 par value (Note 1)                          $    4,220,663
Additional paid-in capital                                        2,226,145,720
Excess of distributions over net investment income                     (888,853)
Accumulated net realized gain (loss) (Note 5)                      (245,265,828)
Unrealized appreciation (depreciation) on investments                 6,025,754
                                                                      ---------
Total-- representing net assets
     applicable to outstanding capital stock                     $1,990,237,456
                                                                 ==============
Net assets applicable to outstanding shares:
               Class A                                           $1,004,147,474
               Class B                                           $  841,249,910
               Class C                                           $    2,985,111
               Class Y                                           $  141,854,961
Net asset value per share of outstanding capital stock:
               Class A shares        212,937,417                 $         4.72
               Class B shares        178,413,703                 $         4.72
               Class C shares            632,917                 $         4.72
               Class Y shares         30,082,272                 $         4.72

See accompanying notes to financial statements.

Statement of operations
AXP Federal Income Fund, Inc.

Six months ended Nov. 30, 2000 (Unaudited)

Investment income
Income:
Interest                                                         $  73,776,064
                                                                 -------------
Expenses (Note 2):
Expenses allocated from Government Income Portfolio                  5,798,603
Distribution fee
     Class A                                                         1,333,764
     Class B                                                         4,508,276
     Class C                                                             5,903
Transfer agency fee                                                  1,116,828
Incremental transfer agency fee
     Class A                                                            58,044
     Class B                                                            73,462
     Class C                                                                80
Service fee-- Class Y                                                   80,346
Administrative services fees and expenses                              505,015
Compensation of board members                                            4,369
Printing and postage                                                   264,611
Registration fees                                                       25,133
Audit fees                                                               5,750
Other                                                                    8,564
                                                                         -----
Total expenses                                                      13,788,748
     Earnings credits on cash balances (Note 2)                        (95,553)
                                                                       -------
Total net expenses                                                  13,693,195
                                                                    ----------
Investment income (loss)-- net                                      60,082,869
                                                                    ----------

Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
     Security transactions                                          11,884,829
     Closed short positions in securities                           (1,476,573)
     Futures contracts                                             (59,030,812)
     Options contracts written                                      26,354,671
                                                                    ----------
Net realized gain (loss) on investments                            (22,267,885)
Net change in unrealized appreciation
     (depreciation) on investments                                  83,539,852
                                                                    ----------
Net gain (loss) on investments                                      61,271,967
                                                                    ----------
Net increase (decrease) in net assets
     resulting from operations                                   $ 121,354,836
                                                                 =============
See accompanying notes to financial statements.


Statements of changes in net assets
AXP Federal Income Fund, Inc.
                                                                      Nov. 30, 2000                 May 31, 2000
                                                                    Six months ended                 Year ended
                                                                       (Unaudited)
Operations and distributions
Investment income (loss)-- net                                      $   60,082,869              $    164,697,414
Net realized gain (loss) on investments                                (22,267,885)                 (161,971,636)
Net change in unrealized appreciation
     (depreciation) on investments                                      83,539,852                   (11,748,639)
                                                                        ----------                   -----------
Net increase (decrease) in net assets
     resulting from operations                                         121,354,836                    (9,022,861)
                                                                       -----------                    ----------
Distributions to shareholders from:
     Net investment income
         Class A                                                       (32,014,907)                  (87,267,267)
         Class B                                                       (23,644,300)                  (67,081,101)
         Class C                                                           (32,754)                           --
         Class Y                                                        (4,951,206)                  (10,938,490)
     Net realized gain
         Class A                                                                --                   (22,696,103)
         Class B                                                                --                   (20,384,476)
         Class Y                                                                --                    (2,771,806)
                                                                        ----------                    ----------
Total distributions                                                    (60,643,167)                 (211,139,243)
                                                                       -----------                  ------------
Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Notes 2 and 6)                                    235,966,521                   957,959,429
     Class B shares                                                    270,090,896                 1,101,306,020
     Class C shares                                                      4,482,934                            --
     Class Y shares                                                     25,421,936                    90,422,090
Reinvestment of distributions at net asset value
     Class A shares                                                     27,085,171                    91,983,422
     Class B shares                                                     22,171,002                    82,266,629
     Class C shares                                                         28,951                            --
     Class Y shares                                                      4,951,206                    13,501,446
Payments for redemptions
     Class A shares                                                   (427,372,270)               (1,525,008,689)
     Class B shares (Note 2)                                          (457,330,088)               (1,604,093,987)
     Class C shares (Note 2)                                            (1,551,221)                           --
     Class Y shares                                                    (67,554,152)                 (107,104,930)
                                                                       -----------                  ------------
Increase (decrease) in net assets
     from capital share transactions                                  (363,609,114)                 (898,768,570)
                                                                      ------------                  ------------
Total increase (decrease) in net assets                               (302,897,445)               (1,118,930,674)
Net assets at beginning of period                                    2,293,134,901                 3,412,065,575
                                                                     -------------                 -------------
Net assets at end of period                                         $1,990,237,456              $  2,293,134,901
                                                                    ==============              ================
See accompanying notes to financial statements.


Notes to Financial Statements

AXP Federal Income Fund, Inc.
(Unaudited as to Nov. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 862 shares of capital stock at $4.64 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Government  Income Portfolio
The Fund invests all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in U.S. government and government agency securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2000 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2.  EXPENSES AND SALES  CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class C $20.00
o Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $4,841,703 for Class A and $581,696 for Class B for the six months ended Nov. 30, 2000 and $201 for Class C for the period ended Nov. 30, 2000.

During the six months ended Nov. 30, 2000, the Fund's transfer agency fees were reduced by $95,553 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE  TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                    Six months ended Nov. 30, 2000
                            Class A        Class B     Class C*       Class Y
Sold                       50,565,997     57,884,779    957,798     5,447,397
Issued for reinvested
     distributions          5,790,504      4,745,676      6,165     1,065,784
Redeemed                  (91,605,556)   (98,046,513)  (331,046)  (14,484,987)
                          -----------    -----------   --------   -----------
Net increase (decrease)   (35,249,055)   (35,416,058)   632,917    (7,971,806)
                          -----------    -----------    -------    ----------
* Inception date was June 26, 2000.

                                          Year ended May 31, 2000
                            Class A          Class B       Class C     Class Y
Sold                       199,298,363     229,059,887        N/A    18,947,351
Issued for reinvested
     distributions          19,251,663      17,223,651        N/A     2,832,909
Redeemed                  (319,120,358)   (335,745,653)       N/A   (22,473,696)
                          ------------    ------------     -------  -----------
Net increase (decrease)   (100,570,332)    (89,462,115)       N/A      (693,436)
                          ------------     -----------     -------     --------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2000.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $202,118,668 as of May 31, 2000, that if not offset by subsequent capital gains, will expire in 2008 through 2009. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FUND MERGER
As of the close of business on July 14, 2000, AXP Federal Income Fund acquired the assets and assumed the identified liabilities of Strategist Government Income Fund.

The aggregate net assets of AXP Federal Income Fund immediately before the acquisition were $2,204,113,847.

The merger was accomplished by a tax-free exchange of 185,105 shares of Strategist Government Income Fund valued at $836,876.

In exchange for the Strategist Government Income Fund shares and net assets, AXP Federal Income Fund issued the following number of shares:

                          Shares                       Net assets
Class A                  179,930                         $836,876

Strategist Government Income Fund's net assets at that date consisted of capital stock of $851,537 and unrealized depreciation of $14,661.


7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                   Class A
                                                             2000b       2000        1999       1998       1997
Net asset value, beginning of period                         $4.59       $4.94       $5.08      $4.98      $4.92

Income from investment operations:

Net investment income (loss)                                   .14         .27         .27        .30        .32

Net gains (losses)
     (both realized and unrealized)                            .13        (.27)       (.07)       .10        .06

Total from investment operations                               .27          --         .20        .40        .38

Less distributions:

Dividends from net investment income                          (.14)       (.28)       (.27)      (.30)      (.32)

Distributions from realized gains                               --        (.07)       (.07)        --         --

Total distributions                                           (.14)       (.35)       (.34)      (.30)      (.32)

Net asset value, end of period                               $4.72       $4.59       $4.94      $5.08      $4.98

Ratios/supplemental data

Net assets, end of period
     (in millions)                                          $1,004      $1,139      $1,723     $1,403     $1,267

Ratio of expenses to average
     daily net assets(c)                                      .98%d       .92%        .88%       .86%       .90%

Ratio of net investment income (loss)
     to average daily net assets                             5.93%d      5.71%       5.36%      5.89%      6.37%

Portfolio turnover rate
     (excluding short-term securities)                        231%        674%        278%       159%       146%

Total return(e)                                              5.96%       (.01%)      4.07%      8.15%      7.73%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.




Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                   Class B
                                                             2000b       2000        1999       1998       1997
Net asset value, beginning of period                         $4.59       $4.94       $5.08      $4.98      $4.92

Income from investment operations:

Net investment income (loss)                                   .12         .24         .23        .26        .28

Net gains (losses) (both
     realized and unrealized)                                  .13        (.28)       (.07)       .10        .06

Total from investment operations                               .25        (.04)        .16        .36        .34

Less distributions:

Dividends from net investment income                          (.12)       (.24)       (.23)      (.26)      (.28)

Distributions from realized gains                               --        (.07)       (.07)        --         --

Total distributions                                           (.12)       (.31)       (.30)      (.26)      (.28)

Net asset value, end of period                               $4.72       $4.59       $4.94      $5.08      $4.98

Ratios/supplemental data

Net assets, end of period (in millions)                       $841        $981      $1,498     $1,045       $820

Ratio of expenses to average
     daily net assets(c)                                     1.74%d      1.68%       1.63%      1.61%      1.66%

Ratio of net investment income (loss)
     to average daily net assets                             5.18%d      4.95%       4.61%      5.13%      5.60%

Portfolio turnover rate
     (excluding short-term securities)                        231%        674%        278%       159%       146%

Total return(e)                                              5.56%       (.77%)      3.31%      7.32%      6.90%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended May 31,

Per share income and capital changes(a)
                                                            Class C
                                                             2000b
Net asset value, beginning of period                         $4.63

Income from investment operations:

Net investment income (loss)                                   .10

Net gains (losses) (both
     realized and unrealized)                                  .09

Total from investment operations                               .19

Less distributions:

Dividends from net investment income                          (.10)

Distributions from realized gains                               --

Total distributions                                           (.10)

Net asset value, end of period                               $4.72

Ratios/supplemental data

Net assets, end of period (in millions)                         $3

Ratio of expenses to average
     daily net assets(c)                                     1.74%d

Ratio of net investment income (loss)
     to average daily net assets                             5.32%d

Portfolio turnover rate
     (excluding short-term securities)                        231%

Total return(e)                                              4.32%

a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was June 26, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.



Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                   Class Y
                                                             2000b       2000        1999       1998       1997
Net asset value, beginning of period                         $4.59       $4.94       $5.08      $4.98      $4.92

Income from investment operations:
Net investment income (loss)                                   .14         .28         .28        .30        .32

Net gains (losses) (both
     realized and unrealized)                                  .13        (.28)       (.07)       .10        .06

Total from investment operations                               .27          --         .21        .40        .38

Less distributions:
Dividends from net investment income                          (.14)       (.28)       (.28)      (.30)      (.32)

Distributions from realized gains                               --        (.07)       (.07)        --         --

Total distributions                                           (.14)       (.35)       (.35)      (.30)      (.32)

Net asset value, end of period                               $4.72       $4.59       $4.94      $5.08      $4.98

Ratios/supplemental data
Net assets, end of period (in millions)                       $142        $175        $191       $119       $115

Ratio of expenses to average
     daily net assets(c)                                      .82%d       .78%        .80%       .78%       .73%

Ratio of net investment income (loss)
     to average daily net assets                             6.10%d      5.92%       5.44%      5.97%      6.54%

Portfolio turnover rate
     (excluding short-term securities)                        231%        674%        278%       159%       146%

Total return(e)                                              6.05%        .15%       4.15%      8.23%      7.91%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
Government Income Portfolio

Nov. 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $2,476,506,407)                  $2,494,175,116
Accrued interest receivable                                12,205,495
Receivable for investment securities sold               1,166,102,434
                                                        -------------
Total assets                                            3,672,483,045
                                                        -------------

Liabilities
Disbursements in excess of cash on demand deposit             938,367
Payable for investment securities purchased               836,237,521
Payable for securities purchased
    on a when-issued basis (Note 1)                       483,232,628
Payable upon return of securities loaned (Note 5)          13,515,000
Accrued investment management services fee                     27,598
Other accrued expenses                                         34,565
Securities sold short (Notes 1 and 3)                     334,952,969
Options contracts written, at value
     (premium received $3,948,727) (Note 6)                 9,927,353
                                                            ---------
Total liabilities                                       1,678,866,001
                                                        -------------
Net assets                                             $1,993,617,044
                                                       ==============
See accompanying notes to financial statements.

Statement of operations
Government Income Portfolio

Six months ended Nov. 30, 2000 (Unaudited)

Investment income
Income:
Interest                                                     $   73,812,645
                                                             --------------
Expenses (Note 2):
Investment management services fee                                5,397,575
Compensation of board members                                         5,561
Custodian fees                                                      341,684
Audit fees                                                           17,250
Other                                                                51,128
                                                                     ------
Total expenses                                                    5,813,198
     Earnings credits on cash balances (Note 2)                     (13,842)
                                                                    -------
Total net expenses                                                5,799,356
                                                                  ---------
Investment income (loss)-- net                                   68,013,289
                                                                 ----------

Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
     Security transactions (Note 3)                              11,893,866
     Closed short positions in securities (Notes 1 and 3)        (1,477,206)
     Futures contracts                                          (59,038,140)
     Options contracts written (Note 6)                          26,355,105
                                                                 ----------
Net realized gain (loss) on investments                         (22,266,375)
Net change in unrealized appreciation
     (depreciation) on investments                               83,551,359
                                                                 ----------
Net gain (loss) on investments                                   61,284,984
                                                                 ----------
Net increase (decrease) in net assets resulting
     from operations                                         $  129,298,273
                                                             ==============
See accompanying notes to financial statements.

Statements of changes in net assets
Government Income Portfolio

                                              Nov. 30, 2000       May 31, 2000
                                            Six months ended       Year ended
                                              (Unaudited)
Operations
Investment income (loss)-- net             $   68,013,289      $    187,300,474
Net realized gain (loss) on investments       (22,266,375)         (162,014,369)
Net change in unrealized appreciation
     (depreciation) on investments             83,551,359          (11,756,905)
                                               ----------          -----------
Net increase (decrease) in net assets
     resulting from operations                129,298,273            13,529,200
Net contributions (withdrawals)
     from partners                           (433,103,548)       (1,130,555,315)
                                             ------------        --------------
Total increase (decrease) in net assets      (303,805,275)       (1,117,026,115)
Net assets at beginning of period           2,297,422,319         3,414,448,434
                                            -------------         -------------
Net assets at end of period                $1,993,617,044      $  2,297,422,319
                                           ==============      ================
See accompanying notes to financial statements.

Notes to Financial Statements

Government Income Portfolio
(Unaudited as to Nov. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option  transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures  transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Short sales
The Portfolio may engage in short sales. In these transactions, the Portfolio sells a security that it does not own. The Portfolio is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Portfolio sold the security.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $483,232,628.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "rollover" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 2000, the Portfolio's custodian fees were reduced by $13,842 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3.  SECURITIES  TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $5,397,095,729 and $6,097,307,801, respectively, for the six months ended Nov. 30, 2000. For the same period, the portfolio turnover rate was 231%. Realized gains and losses are determined on an identified cost basis.

As of Nov. 30, 2000, the following securities were sold short:

                       Principal
Issuer                  amount              Proceeds             Value
FNMA 30 6.5% TBA     $303,500,000        $291,687,813         $294,869,219
FNMA 15 5.5% TBA       42,000,000          39,755,625           40,083,750
                       ----------          ----------           ----------
Total                $345,500,000        $331,443,438         $334,952,969
                     ------------        ------------         ------------

4. INTEREST RATE FUTURES CONTRACTS
As of Nov. 30, 2000, investments in securities included securities valued at $76,515,590 that were pledged as collateral to cover initial margin deposits on 5,872 open purchase contracts and 6,424 open sale contracts. The notional market value of the open purchase contracts as of Nov. 30, 2000, was $1,025,168,920 with a net unrealized gain of $3,928,298. The market value of the open sale contracts as of Nov. 30, 2000, was $824,507,823 with a net unrealized loss of $6,082,941. See "Summary of significant accounting policies."

5. LENDING OF PORTFOLIO SECURITIES
As of Nov. 30, 2000, securities valued at $13,379,468 were on loan to brokers. For collateral, the Portfolio received $13,515,000 in cash. Income from securities lending amounted to $52,013 for the six months ended Nov. 30, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS  CONTRACTS  WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                   Six months ended Nov. 30, 2000
                                  Puts                         Calls
                         Contracts      Premium       Contracts      Premium
Balance May 31, 2000       10,922     $ 3,542,529       21,149    $  9,776,220
Opened                     78,997      14,372,531      103,639      23,989,148
Closed                    (27,318)     (9,342,359)     (38,293)    (10,699,637)
Exercised                      --              --      (21,520)    (17,117,558)
Expired                   (61,698)     (8,308,561)     (50,335)     (2,263,586)
                          -------      ----------      -------      ----------
Balance Nov. 30, 2000         903     $   264,140       14,640    $  3,684,587
                              ---     -----------       ------    ------------

See "Summary of significant accounting policies."


Investments in Securities
Government Income Portfolio

Nov. 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (120.7%)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Mortgage-backed securities (117.0%)
Federal Home Loan Mtge Corp
         07-01-03                                            6.50%                $4,592                  $4,581
         09-01-09                                            6.50              3,141,855               3,107,878
         10-01-10                                            7.00              8,108,490               8,165,712
         01-01-13                                            6.00              9,462,336               9,225,489
         02-01-13                                            6.50                645,615                 638,432
         05-01-14                                            6.50                929,911                 919,121
         06-01-14                                            6.50              5,263,911               5,202,853
         07-01-14                                            6.50             40,786,062              40,312,816
         08-01-14                                            6.50              4,342,943               4,292,552
         09-01-14                                            6.50              5,887,840               5,819,523
         10-01-14                                            6.50              2,515,905               2,486,713
         11-01-14                                            6.50             14,077,298              13,913,959
         11-01-14                                            7.50             21,250,185              21,605,426
         12-01-14                                            7.50              2,243,170               2,280,669
         01-01-15                                            6.50                772,017                 763,099
         01-01-15                                            7.50                119,005                 120,994
         02-01-15                                            6.50             13,809,888              13,649,652
         03-01-15                                            6.50             10,120,012              10,002,723
         03-01-15                                            7.50              4,015,152               4,077,815
         04-01-15                                            7.50            212,404,266             215,943,757
         05-01-15                                            6.50             17,581,740              17,378,371
         05-01-15                                            7.50             34,874,613              35,415,132
         06-01-15                                            6.50             25,506,860              25,212,188
         06-01-15                                            7.50             58,246,134              59,154,544
         07-01-15                                            6.50              9,275,065               9,167,648
         09-01-15                                            6.50             12,476,566              12,332,428
         10-01-15                                            6.50             15,998,467              15,813,641
         11-01-15                                            6.50              7,232,395               7,148,842
         12-01-15                                            6.50            191,000,000             188,731,874
         12-01-15                                            7.00             63,750,000              63,909,375
         11-01-23                                            8.00              8,734,433               8,992,485
         05-01-24                                            7.50              3,613,718               3,660,911
         07-01-24                                            8.00                986,948               1,010,857
         07-01-24                                            8.00              3,909,546(f,g)          4,002,398
         01-01-25                                            9.00              4,070,578               4,223,093
         06-01-25                                            8.00              6,405,881               6,558,020
         08-01-25                                            8.00              1,638,348               1,676,782
         02-01-26                                            6.00             14,979,847              14,313,266
         05-01-26                                            9.00              8,601,715               8,936,909
         01-01-28                                            6.00              2,535,518               2,413,955
         02-01-28                                            6.00             15,710,773              14,945,013
         09-01-28                                            6.00             17,005,231              16,173,245
         10-01-28                                            6.00             12,703,023              12,081,524
         06-01-29                                            7.00             23,178,799              22,990,957
         07-01-29                                            7.00             24,635,884(f,g)         24,436,234
     Collateralized Mtge Obligation
         11-15-23                                            4.00              3,501,273               3,407,300
     Interest Only
         01-01-20                                           10.00                 75,114(c)               19,663
     Principal Only
         09-15-03                                            6.46              4,463,134(d)            3,941,543
         05-15-08                                            7.14             10,129,982(d)            8,894,609
         03-15-09                                            7.38              2,732,201(d)            2,482,764
         11-15-23                                            7.86                834,511(d)              727,850
Federal Natl Mtge Assn
         09-01-07                                            8.50              1,691,110               1,726,694
         05-01-13                                            6.00              4,665,141               4,545,187
         06-01-13                                            6.00             40,708,277              39,661,557
         09-01-13                                            6.00                 92,620                  90,238
         10-01-13                                            6.00             14,936,458              14,552,401
         11-01-13                                            6.00             15,739,672              15,334,963
         12-01-13                                            5.50             24,271,809              23,173,273
         12-01-13                                            6.00              3,468,559               3,379,373
         01-01-14                                            5.50             32,774,086              31,290,741
         01-01-14                                            6.00              2,621,314               2,553,913
         02-01-14                                            5.50             12,092,314              11,545,020
         03-01-14                                            6.00              4,146,658               4,040,036
         04-01-14                                            5.50            121,776,044             116,264,494
         06-01-14                                            6.50             56,577,740              55,970,669
         07-01-14                                            5.50             91,367,527              87,232,258
         07-01-14                                            6.50                206,139                 203,794
         08-01-14                                            6.50             22,094,991              21,843,666
         09-01-14                                            6.00                360,916                 351,309
         09-01-14                                            6.50              3,065,924               3,031,050
         10-01-14                                            7.00              1,088,445               1,091,762
         11-01-14                                            6.50              6,622,292               6,546,965
         12-01-14                                            6.50             34,000,000              33,596,250
         03-01-15                                            7.00             25,213,503(f,g)         25,290,351
         03-01-15                                            7.00              2,643,453               2,651,510
         03-01-15                                            7.50             11,409,397              11,573,464
         04-01-15                                            7.50              6,316,936               6,410,456
         05-01-15                                            7.50             12,609,663              12,796,346
         07-01-15                                            7.50             10,609,841              10,766,916
         11-01-21                                            8.00              1,558,720               1,599,987
         03-01-23                                            9.00              1,026,770               1,070,971
         08-25-23                                            6.00             14,400,000              13,471,056
         09-01-23                                            6.50             34,489,499              33,743,046
         11-01-23                                            6.00              8,770,861               8,406,184
         12-01-23                                            7.00             11,028,240              10,984,283
         01-01-24                                            6.50             12,698,379              12,423,550
         06-01-24                                            9.00              3,433,617               3,572,829
         09-01-25                                            6.50             16,711,500              16,321,051
         11-01-25                                            6.50             16,790,125              16,397,840
         02-01-26                                            6.00                458,904                 438,166
         02-01-26                                            8.00              1,585,646               1,620,456
         04-01-26                                            6.00                244,218                 233,182
         05-01-26                                            7.50             11,506,653              11,624,899
         02-01-27                                            6.00              2,050,358               1,950,567
         04-01-27                                            6.00              4,692,050               4,463,690
         04-01-27                                            6.50             11,049,277              10,750,702
         04-01-27                                            7.00              6,742,268               6,689,882
         09-01-27                                            7.00              5,502,846               5,460,090
         03-01-28                                            6.00             19,470,789              18,508,022
         04-01-28                                            6.00             42,285,657              40,186,793
         04-01-28                                            6.00              9,078,749(f,g)          8,636,889
         05-01-28                                            6.00              8,333,313               7,919,442
         05-01-28                                            6.50             18,367,696              17,860,606
         07-01-28                                            6.00              9,029,283               8,580,847
         09-01-28                                            6.00            169,862,163             161,345,350
         10-01-28                                            6.00             15,676,532              14,897,963
         10-01-28                                            6.50             43,009,860              41,822,455
         11-01-28                                            6.00              4,880,930               4,638,520
         12-01-28                                            6.00                434,634                 413,048
         01-01-29                                            6.00             10,559,451              10,035,019
         01-01-29                                            7.50                328,185                 330,848
         02-01-29                                            6.00              5,645,585               5,365,199
         02-01-29                                            7.50              2,393,469               2,412,895
         03-01-29                                            6.00             27,783,854              26,565,344
         04-01-29                                            6.00             12,783,854              12,149,273
         05-01-29                                            6.00             13,186,608              12,532,034
         05-01-29                                            7.50                253,249                 255,304
         06-01-29                                            6.00             10,352,823               9,838,915
         07-01-29                                            6.50              3,647,023               3,545,622
         08-01-29                                            7.50                408,912                 411,209
         09-01-29                                            7.00             15,295,784              15,155,381
         09-01-29                                            7.50              9,792,001               9,863,430
         10-01-29                                            7.00              8,049,835               7,975,944
         12-01-29                                            7.50             15,648,328              15,767,852
         01-01-30                                            7.50             10,480,571              10,560,621
         02-01-30                                            7.50             19,587,310              19,736,815
         03-01-30                                            7.50              3,970,416               4,000,743
         06-01-30                                            7.50                279,612                 281,597
         07-01-30                                            7.50             1,842,0760               1,855,155
         08-01-30                                            7.50             13,610,201              13,705,121
         09-01-30                                            7.00              6,412,057               6,350,692
         12-01-30                                            6.00            125,500,000             119,185,780
     Collateralized Mtge Obligation
         11-25-08                                            5.50              1,695,701               1,662,838
         07-25-12                                            7.00              2,367,417               2,380,769
         01-25-19                                            3.00              2,216,296               2,174,199
         08-25-21                                            4.50              3,798,548               3,725,907
         08-25-23                                            6.50             15,000,000              14,796,750
     Interest Only
         08-01-18                                            9.50                 38,066(c)                9,571
         01-15-20                                           10.00              1,773,129(c)              486,671
         02-25-22                                            9.50                276,749(c)               74,460
         07-25-22                                            8.50              6,359,543(c)            1,652,871
     Inverse Floater
         08-25-23                                            4.01                273,991(h)              237,186
         03-25-24                                            4.53                608,813(h)              586,346
     Principal Only
         06-25-21                                           12.57                219,448(d)              178,027
         06-01-29                                            6.00                205,294(d)               61,139
Govt Natl Mtge Assn
         08-20-19                                           11.00                112,358                 121,016
Total                                                                                              2,332,262,750

U.S. government obligations & agencies (3.7%)
Resolution Funding Corp
     Zero Coupon
         04-15-06                                            5.75              4,803,000(i)            3,537,410
U.S. Treasury
         02-15-03                                           10.75             15,000,000(f,g)         16,551,599
         11-15-03                                            4.25              1,950,000               1,880,522
         05-15-04                                           12.38              7,000,000               8,462,370
         05-15-05                                            6.75             12,750,000(e)           13,379,468
         08-15-05                                            6.50              5,000,000               5,203,900
         08-15-05                                           10.75              4,750,000(f,g)          5,756,383
         05-15-06                                            6.88             12,600,000              13,405,265
         02-15-10                                            6.50              4,450,000               4,762,880
Total                                                                                                 72,939,797

Total bonds
(Cost: $2,391,430,272)                                                                            $2,405,202,547

See  accompanying notes to investments in securities.




Options purchased (0.6%)
Issuer                                  Notional          Exercise            Expiration              Value(a)
                                         amount             price                date
Calls
Federal Natl Mtge Assn
                                       $3,527,500,000        $94               Dec. 2000             $11,960,432
Federal Natl Mtge Assn
                                          860,000,000         96               Dec. 2000                 779,375
Put
Jan. U.S. Treasury Note
                                           42,000,000        100               Dec. 2000                   6,560
Total options purchased
(Cost: $8,836,124)                                                                                   $12,746,367




Short-term securities (3.8%)(g)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies (3.3%)
Federal Home Loan Bank Disc Nts
         12-15-00                                            6.39%            $5,600,000              $5,585,065
         12-22-00                                            6.43             45,400,000              45,222,433
Federal Home Loan Mtge Corp Disc Nts
         12-21-00                                            6.41                600,000                 597,663
         12-29-00                                            6.42             15,000,000              14,922,848
Total                                                                                                 66,328,009

Commercial paper (0.5%)
UBS Finance (Delaware)
         12-01-00                                            6.57              9,900,000               9,898,193

Total short-term securities
(Cost: $76,240,011)                                                                                  $76,226,202

Total investments in securities
(Cost: $2,476,506,407)(j)                                                                         $2,494,175,116

See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $483,232,628.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents original yield based upon the estimated timing of future cash flows.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

     Type of security                                        Notional amount
     Purchase contracts
     Eurodollar Dec. 2000, 90-day                             $   21,250,000
     Eurodollar Dec. 2001, 90-day                                 22,250,000
     Eurodollar March 2002, 90-day                                27,750,000
     Eurodollar June 2002, 90-day                                 70,250,000
     Eurodollar Sept. 2002, 90-day                                 2,000,000
     Eurodollar Sept. 2003, 90-day                                42,500,000
     Eurodollar Dec. 2003, 90-day                                 42,500,000
     Eurodollar March 2004, 90-day                                42,500,000
     Eurodollar June 2004, 90-day                                 64,000,000
     Eurodollar Sept. 2004, 90-day                               131,250,000
     Eurodollar Dec. 2004, 90-day                                126,000,000
     Eurodollar March 2005, 90-day                                83,500,000
     Eurodollar June 2005                                          4,250,000
     U.S. Treasury Bonds Dec. 2000                                51,400,000
     U.S. Treasury Bonds March 2001                               22,300,000
     U.S. Treasury Notes Dec. 2000, 2-year                        43,800,000
     U.S. Treasury Notes Dec. 2000, 10-year                       20,100,000
     U.S. Treasury Notes March 2001, 2-year                       90,800,000
     U.S. Treasury Notes March 2001 5-year                       154,100,000

     Sale contracts
     Eurodollar Sept. 2001, 90-day                                36,750,000
     Eurodollar Dec. 2002, 90-day                                 96,000,000
     Eurodollar March 2003, 90-day                               128,250,000
     Eurodollar June 2003, 90-day                                 80,000,000
     U.S. Treasury Note Dec. 2000, 5-year                         13,300,000
     U.S. Treasury Note Dec. 2000, 10-year                        23,800,000
     U.S. Treasury Notes March 2001, 10-year                     468,900,000


(g) At Nov. 30, 2000, securities valued at $695,260,600 were held to cover open call options written as follows (see Note 6 to the financial statements):

     Issuer                        Notional   Exercise  Expiration     Value(a)
                                    amount      price      date
     Federal Natl Mtge Assn     $ 86,000,000    $ 96     Dec. 2000   $  779,375
     U.S. Treasury Bond Futures
         Jan. 2001 5-year        184,800,000     100     Dec. 2000    3,031,866
     U.S. Treasury Bond Futures
         Jan. 2001 10-year        29,400,000     103     Dec. 2000      155,011
     U.S. Treasury Bond Futures
         Jan. 2001 10-year        42,000,000     104     Dec. 2000       83,635
     U. S. Treasury Bond
         Jan. 2001                63,000,000     102     Dec. 2000      708,750
     U.S. Treasury Bond
         Jan. 2001                27,300,000     101     Dec. 2000      507,608
     U.S. Treasury Notes
         Jan. 2001 10-year       173,500,000     101     Dec. 2000    3,605,538
     U.S. Treasury Notes
         Jan. 2001 10-year        84,000,000     102     Dec. 2000    1,010,621
                                                                      ---------
     Total value                                                     $9,882,404
                                                                     ----------

     At Nov. 30, 2000, cash or short-term securities were designated to cover open put options written as follows (see Note 6 to the financial statements):

     Issuer                      Notional   Exercise    Expiration   Value(a)
                                  amount      price        date
     U.S. Treasury Bond
         Jan. 2001 5-year     $84,000,000    $101        Dec. 2000   $  2,625
     U.S. Treasury Bond
         Jan. 2001             73,500,000      99        Dec. 2000     34,449
     U.S. Treasury Bond
         Jan. 2001              8,400,000     100        Dec. 2000      7,875
                                                                        -----
     Total value                                                      $44,949
                                                                      -------

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2000. Inverse floaters in the aggregate represent 0.04% of the Portfolio's net assets as of Nov. 30, 2000.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At Nov. 30, 2000, the cost of securities for federal income tax purposes was approximately $2,476,506,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation         $35,134,000
     Unrealized depreciation         (17,465,000)
                                     -----------
     Net unrealized appreciation     $17,669,000
                                     -----------

American
   Express(R)
Funds

AXP Federal Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: IFINX   Class B: ISHOX
Class C: N/A     Class Y: IDFYX

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                                     EXPRESS

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Distributed by American Express  Financial  Advisors Inc. Member NASD.  American
Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.